Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Assets-Fair Value of Foreign Currency Contracts Outstanding

The fair value of foreign currency contracts outstanding is presented below:

	December 31, 2012		December 31, 2013
	Notional U.S. dollar equivalent	Fair Value	Notional U.S. dollar equivalent	Fair Value
Assets-
Foreign currency contracts	$17,000	$40	$20,510	$154

Liabilities-
Foreign currency contracts	$—	$—	$1,448	$10

Liabilities-Fair Value of Foreign Currency Contracts Outstanding

The fair value of foreign currency contracts outstanding is presented below:

	December 31, 2012		December 31, 2013
	Notional U.S. dollar equivalent	Fair Value	Notional U.S. dollar equivalent	Fair Value
Assets-
Foreign currency contracts	$17,000	$40	$20,510	$154

Liabilities-
Foreign currency contracts	$—	$—	$1,448	$10